Related-Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2017	Jun. 30, 2019	Mar. 31, 2019
Related-Party Transactions (Textual)
Interest expense on the debt - related parties		$ 62
Debt instrument, maturity date		Jul. 30, 2020
Gary Metzger [Member]
Related-Party Transactions (Textual)
Long-term debt - related parties			$ 328
Note payable, interest rate			10.00%
Debt instrument, maturity date			Jul. 30, 2020
Securities Purchase Agreement [Member]
Related-Party Transactions (Textual)
Securities purchase agreement related to issuance and sale of common stock	1,100